Risk Lose Money [Member] Expense Example, No Redemption - S000010615 [Member]	May 31, 2025 USD ($)
C000029350 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 381
Expense Example, No Redemption, 3 Years	566
Expense Example, No Redemption, 5 Years	767
Expense Example, No Redemption, 10 Years	1,346
C000029352 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	802
Expense Example, No Redemption, 10 Years	1,601
C000029353 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	212
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	841
C000122656 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	202
Expense Example, No Redemption, 5 Years	356
Expense Example, No Redemption, 10 Years	805
C000175730 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	187
Expense Example, No Redemption, 5 Years	330
Expense Example, No Redemption, 10 Years	745
C000255598 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	212
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	$ 841